NOTES RECEIVABLE (Details Narrative) - CAD ($)				12 Months Ended
		Nov. 17, 2021	Sep. 09, 2021	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Impairment				$ 101,351		$ 309,385
Repayments of current borrowings						$ 808,437
Note two [member]
IfrsStatementLineItems [Line Items]
Note receivable interest rate			5.00%	5.00%	[1]	5.00%	[1]
Impairment	[1]					$ 1,080,645
Note two [member] | Accumulated impairment [member]
IfrsStatementLineItems [Line Items]
Impairment
Note three [member]
IfrsStatementLineItems [Line Items]
Note receivable interest rate		8.00%				8.00%
Impairment						$ 771,260
Loans written down

[1]	These notes are denominated in US dollars and are converted to Canadian dollars at the reporting date.